Supplementary Oil And Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices	The Company has used the following 12-month average benchmark prices to determine its 2020 and 2019 reserves for SEC requirements.

Crude Oil and NGLs						Natural Gas
WTI Cushing Oklahoma	WCS	Canadian Light Sweet	Cromer LSB	North Sea Brent	Edmonton C5+	Henry Hub Louisiana	AECO	BC Westcoast Station 2
(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
2020:
39.77	34.84	45.02	45.55	43.43	50.41	2.16	2.17	2.10
2019:
55.73	57.29	66.77	66.85	62.54	68.71	2.54	2.02	1.13

Schedule of Crude Oil, NGL's and Natural Gas Net Proved Reserve Quantities
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2020, 2019, 2018 and 2017:

	North America
Crude Oil and NGLs (MMbbl)(1)	Synthetic Crude Oil	Bitumen(2)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2017	4,956	1,365	594	6,915	107	69	7,091
Extensions and discoveries	744	151	17	912	—	—	912
Improved recovery	—	10	50	60	1	3	64
Purchases of reserves in place	—	2	7	9	7	—	16
Sales of reserves in place	—	(4)	—	(4)	—	—	(4)
Production	(148)	(64)	(47)	(259)	(9)	(6)	(274)
Economic revisions due to prices	—	(45)	(18)	(63)	11	1	(51)
Revisions of prior estimates	109	54	1	164	(3)	4	165
Reserves, December 31, 2018	5,661	1,469	604	7,734	114	71	7,919
Extensions and discoveries	334	18	12	364	—	—	364
Improved recovery	—	169	12	181	—	—	181
Purchases of reserves in place	—	666	2	668	—	—	668
Sales of reserves in place	—	—	—	—	—	—	—
Production	(137)	(81)	(49)	(267)	(10)	(7)	(285)
Economic revisions due to prices(3)	(288)	3	—	(285)	(1)	1	(285)
Revisions of prior estimates	(17)	(27)	17	(28)	3	6	(19)
Reserves, December 31, 2019	5,554	2,216	598	8,368	105	70	8,544
Extensions and discoveries	708	8	10	726	—	—	726
Improved recovery	—	49	9	58	—	—	58
Purchases of reserves in place	—	—	28	28	—	—	28
Sales of reserves in place	—	—	—	—	—	—	—
Production	(151)	(109)	(45)	(305)	(8)	(6)	(320)
Economic revisions due to prices(4)	701	207	(94)	814	(12)	3	805
Revisions of prior estimates	36	41	20	97	3	4	103
Reserves, December 31, 2020	6,847	2,413	525	9,785	87	71	9,943
Net proved developed reserves
December 31, 2017	4,967	410	399	5,776	28	21	5,825
December 31, 2018	5,661	461	378	6,500	37	34	6,571
December 31, 2019	5,452	661	354	6,466	38	39	6,543
December 31, 2020	6,770	628	285	7,682	32	37	7,751
(1)Information in the reserves data tables may not add due to rounding.
(2)Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.
(3)Reflects the impact of increased royalties at Oil Sands Mining and Upgrading (SCO) due to higher bitumen pricing resulting in higher royalties and lower net reserves.
(4)Reflects the impact of decreased royalties at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen due to lower bitumen pricing resulting in lower royalties and higher net reserves.

Natural Gas (Bcf)(1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2017	5,199	25	16	5,240
Extensions and discoveries	90	—	—	90
Improved recovery	414	—	—	414
Purchases of reserves in place	67	—	—	67
Sales of reserves in place	(3)	—	—	(3)
Production	(523)	(11)	(8)	(542)
Economic revisions due to prices	(746)	—	(2)	(748)
Revisions of prior estimates	(192)	13	15	(164)
Reserves, December 31, 2018	4,306	27	21	4,354
Extensions and discoveries	106	—	—	106
Improved recovery	202	—	—	202
Purchases of reserves in place	34	—	—	34
Sales of reserves in place	—	—	—	—
Production	(511)	(9)	(8)	(528)
Economic revisions due to prices	246	—	2	248
Revisions of prior estimates	346	(2)	23	367
Reserves, December 31, 2019	4,728	16	38	4,782
Extensions and discoveries	173	—	—	173
Improved recovery	159	—	—	159
Purchases of reserves in place	2,614	—	—	2,615
Sales of reserves in place	(4)	—	—	(4)
Production	(515)	(4)	(5)	(524)
Economic revisions due to prices	97	—	4	100
Revisions of prior estimates	402	—	(3)	399
Reserves, December 31, 2020	7,655	12	34	7,701
Net proved developed reserves
December 31, 2017	3,081	22	9	3,112
December 31, 2018	2,382	23	12	2,417
December 31, 2019	2,342	11	28	2,381
December 31, 2020	3,116	6	22	3,144
(1)Information in the reserves data tables may not add due to rounding.

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$119,707	$7,283	$3,963	$130,953
Unproved properties	2,353	—	83	2,436
	122,060	7,283	4,046	133,389
Less: accumulated depletion and depreciation	(56,930)	(5,853)	(2,822)	(65,605)
Net capitalized costs	$65,130	$1,430	$1,224	$67,784

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$117,643	$7,296	$3,933	$128,872
Unproved properties	2,510	—	69	2,579
	120,153	7,296	4,002	131,451
Less: accumulated depletion and depreciation	(52,824)	(5,712)	(2,712)	(61,248)
Net capitalized costs	$67,329	$1,584	$1,290	$70,203

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$110,154	$7,321	$5,471	$122,946
Unproved properties	2,600	—	37	2,637
	112,754	7,321	5,508	125,583
Less: accumulated depletion and depreciation	(48,862)	(5,735)	(4,203)	(58,800)
Net capitalized costs	$63,892	$1,586	$1,305	$66,783

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$750	$—	$—	$750
Unproved	15	—	—	15
Exploration	22	—	15	37
Development	2,338	104	94	2,536
Costs incurred	$3,125	$104	$109	$3,338

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$3,405	$—	$—	$3,405
Unproved	91	—	—	91
Exploration	38	—	33	71
Development	4,687	349	233	5,269
Costs incurred	$8,221	$349	$266	$8,836

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$214	$127	$—	$341
Unproved	340	—	(89)	251
Exploration	116	—	35	151
Development	3,245	110	212	3,567
Costs incurred	$3,915	$237	$158	$4,310

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities
Results of Operations from Crude Oil and Natural Gas Producing Activities
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2020, 2019 and 2018 are summarized in the following tables:

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$12,520	$432	$354	$13,306
Production	(5,624)	(321)	(103)	(6,048)
Transportation	(1,258)	(15)	(1)	(1,274)
Depletion, depreciation and amortization	(5,564)	(277)	(190)	(6,031)
Asset retirement obligation accretion	(169)	(30)	(6)	(205)
Petroleum revenue tax	—	31	—	31
Income tax	23	72	(13)	82
Results of operations	$(72)	$(108)	$41	$(139)

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$17,348	$920	$676	$18,944
Production	(5,701)	(391)	(109)	(6,201)
Transportation	(968)	(19)	(2)	(989)
Depletion, depreciation and amortization	(4,982)	(308)	(242)	(5,532)
Asset retirement obligation accretion	(156)	(28)	(6)	(190)
Petroleum revenue tax	—	88	—	88
Income tax	(1,468)	(105)	(79)	(1,652)
Results of operations	$4,073	$157	$238	$4,468

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$16,065	$891	$647	$17,603
Production	(5,772)	(405)	(208)	(6,385)
Transportation	(929)	(22)	(2)	(953)
Depletion, depreciation and amortization	(4,689)	(257)	(201)	(5,147)
Asset retirement obligation accretion	(148)	(29)	(9)	(186)
Petroleum revenue tax	—	12	—	12
Income tax	(1,223)	(76)	(51)	(1,350)
Results of operations	$3,304	$114	$176	$3,594

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure	The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$404,193	$5,873	$4,172	$414,238
Future production costs	(203,599)	(3,259)	(1,746)	(208,604)
Future development costs and asset retirement obligations	(72,935)	(2,130)	(1,032)	(76,097)
Future income taxes	(27,178)	(141)	(217)	(27,536)
Future net cash flows	100,481	343	1,177	102,001
10% annual discount for timing of future cash flows(1)	(74,395)	278	(373)	(74,490)
Standardized measure of future net cash flows	$26,086	$621	$804	$27,511
(1)Includes the impact of abandonment expenditures timing.

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$515,864	$10,030	$5,858	$531,752
Future production costs	(194,076)	(4,893)	(2,081)	(201,050)
Future development costs and asset retirement obligations	(70,879)	(2,648)	(1,076)	(74,603)
Future income taxes	(53,759)	(936)	(547)	(55,242)
Future net cash flows	197,150	1,553	2,154	200,857
10% annual discount for timing of future cash flows	(136,616)	(1)	(715)	(137,332)
Standardized measure of future net cash flows	$60,534	$1,552	$1,439	$63,525

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$500,557	$12,002	$6,447	$519,006
Future production costs	(193,387)	(5,148)	(2,284)	(200,819)
Future development costs and asset retirement obligations	(63,202)	(2,909)	(1,099)	(67,210)
Future income taxes	(60,526)	(1,484)	(626)	(62,636)
Future net cash flows	183,442	2,461	2,438	188,341
10% annual discount for timing of future cash flows	(126,699)	(545)	(771)	(128,015)
Standardized measure of future net cash flows	$56,743	$1,916	$1,667	$60,326

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2020	2019	2018
Sales of crude oil and natural gas produced, net of production costs	$(6,127)	$(11,807)	$(10,229)
Net changes in sales prices and production costs	(46,055)	(3,515)	20,386
Extensions, discoveries and improved recovery	626	5,883	2,807
Changes in estimated future development costs	(153)	(1,889)	(698)
Purchases of proved reserves in place	947	7,418	396
Sales of proved reserves in place	(1)	—	(55)
Revisions of previous reserve estimates	5,295	(3,384)	2,711
Accretion of discount	7,718	8,062	6,119
Changes in production timing and other	(4,830)	447	(955)
Net change in income taxes	6,566	1,984	(7,061)
Net change	(36,014)	3,199	13,421
Balance - beginning of year	63,525	60,326	46,905
Balance - end of year	$27,511	$63,525	$60,326